Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			$ 74,841	$ 69,701		$ 64,170
Other comprehensive income (loss) before reclassifications, net of tax		$ (5)
Other comprehensive income (loss)			(1,598)	(314)		395
End of year balance			71,769	74,841		69,701
Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance				(766)	[1]	(3)	[2]
End of year balance	[1]					(766)
Net unrealized investment gains (losses)
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			798	1,214		774
Other comprehensive income (loss) before reclassifications, net of tax			(2,556)	(530)		415
Amounts reclassified from accumulated other comprehensive income (loss), net of tax			239	(26)		25
Other comprehensive income (loss)			(2,317)	(556)		440
End of year balance			(1,519)	798		1,214
OCI before reclassifications, pre-tax			(3,021)	(644)		497
Amounts reclassified, pre-tax			315	(32)		31
Net unrealized investment gains (losses) | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			0	140		0
End of year balance				0		140
Adoption of new accounting standard, pre-tax				0		181		$ 0
Change in discount rate on long-duration insurance reserves
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			(651)	0		0
Other comprehensive income (loss) before reclassifications, net of tax			870	255		0
Other comprehensive income (loss)			870	255		0
End of year balance			219	(651)		0
OCI before reclassifications, pre-tax			1,126	328		0
Change in discount rate on long-duration insurance reserves | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			0	(906)		0
End of year balance				0		(906)
Adoption of new accounting standard, pre-tax				0		(1,166)		$ 0
Foreign currency translation adjustments
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			0	7		4
Other comprehensive income (loss) before reclassifications, net of tax			0	(7)		3
Other comprehensive income (loss)			0	(7)		3
End of year balance			0	0		7
Net cash flow hedges
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			222	248		279
Other comprehensive income (loss) before reclassifications, net of tax			28	0		(5)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax			(11)	(26)		(26)
Other comprehensive income (loss)			17	(26)		(31)
End of year balance			239	222		248
OCI before reclassifications, pre-tax			38	0		(7)
Amounts reclassified, pre-tax			(15)	(34)		(35)
Amount expected to be reclassified			11
Pension and other postretirement benefits
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			(35)	(55)		(38)
Other comprehensive income (loss) before reclassifications, net of tax			(170)	15		(22)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax			2	5		5
Other comprehensive income (loss)			(168)	20		(17)
End of year balance			(203)	(35)		(55)
OCI before reclassifications, pre-tax			(229)	20		(30)
Amounts reclassified, pre-tax			3	6		7
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			334	1,414		1,019
End of year balance			(1,264)	334		1,414
AOCI Including Portion Attributable to Noncontrolling Interest | Cumulative Effect, Period of Adoption, Adjustment
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning of year balance			(766)	0
End of year balance			$ 0	$ (766)		$ 0

[1]	Reflects the adoption of ASU 2018-12, Targeted Improvements to the Accounting for Long-Duration Contracts (Topic 944) during the year ended December 31, 2021. See Note 8 ‘‘Other Insurance Liabilities and Separate Accounts’’ for additional information.
[2]	Reflects the adoption of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments - Credit Losses (Topic 326), which resulted in a reduction to retained earnings of $3 million during the year ended December 31, 2020.